Vessels, net (Details Narrative)	2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 18, 2021 USD ($)	Mar. 19, 2021 USD ($)	Sep. 22, 2021 USD ($)	Oct. 29, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Purchase price					$ (0)	$ 71,600,000	$ 18,474,000
Weighted Average Cost Of Capital							4.06%
Time Period Considered					the Company used the historical ten-year blended average one-year time charter rates
Assumption Of Expected Rates Of Inflation					1.00%
Impairment loss recognised in profit or loss, property, plant and equipment					$ 0	$ 0	$ 4,615,000
Galaxy Globe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel year built				2015
Vessel type				Kamsarmax
Purchase price				$ 18,400,000
Vessel Capacity				81,167
Dry-docking cost capitalised				$ 500,000
Power Globe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel year built	2011
Vessel type	Kamsarmax
Purchase price	$ 16,200,000
Vessel Capacity	80,655
Vessel Delivery Date	Jul. 20, 2021
Diamond Globe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel year built		2018
Vessel type		Kamsarmax
Purchase price		$ 27,000,000.0
Vessel Capacity		82,027
Dry-docking cost capitalised		$ 600,000
Vessel Delivery Date		Jun. 09, 2021
Ballast water treatment system additions		$ 26,400,000
Orion Globe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel year built			2015
Vessel type			Kamsarmax
Purchase price			$ 28,400,000
Vessel Capacity			81,837
Dry-docking cost capitalised			$ 500,000
Vessel Delivery Date			Nov. 29, 2021
Ballast water treatment system additions			$ 27,900,000
Five Vessels [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ballast water treatment system additions					$ 1,100,000
Supramax [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel Capacity					50,000
Assumption Of Fleet Utilisation Rate					87.00%
Panamax [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel Capacity					70,000
Assumption Of Fleet Utilisation Rate					90.00%